Offerings - Offering: 1	Jul. 22, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	33.52
Maximum Aggregate Offering Price	$ 50,280,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,943.67
Offering Note	(1) Pursuant to the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall be deemed to cover shares of common stock ("Common Stock") of AtriCure, Inc. (the "Registrant") to be offered or issued in connection with any stock splits, stock dividends or similar transactions, whether pursuant to the terms of the AtriCure, Inc. 2023 Stock Incentive Plan (Amended and Restated as of May 18, 2026) (the "2023 Plan") or otherwise. (2) Represents the total number of shares of Common Stock being registered hereby. (3) Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(h), based upon the average of the high and low prices of the Common Stock on The Nasdaq Global Market as of July 22, 2026.